File No. 33-91428
                                                           Reg. ICA No. 811-9030

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 24, 1997


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|


                        Pre-Effective Amendment No. 3 |_|


                        Post-Effective Amendment No. |_|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|


                               Amendment No. 3 |_|


                          LM CAPITAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                312 Walnut Street
                             Cincinnati, Ohio 45202

               (Address of Principal Executive Office) (Zip Code)


       Registrant's Telephone Number, including Area Code: (513) 629-2000


                           Susan Penry-Williams, Esq.
                              Louis S. Citron, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                    Copy to:


                              Mr. Leslie M. Corley
                             515 North Flagler Drive
                         West Palm Beach, Florida 33401



         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

               ---------------------------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                              CROSS-REFERENCE SHEET


         (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).



                        LM CAPITAL EVOLVING VENTURE FUND





           Item Number
           Form N-1A,
             Part A                            Prospectus Caption
             ------                            ------------------

                1                              Front Cover Page

              2(a)                             Summary

               (b)                             Summary

               3(a)                            Not Applicable

               (b)                             Not Applicable

               (c)                             Summary

               (d)                             Not Applicable


              4(a)                             General Information;
                                               Investment  Objective,
                                               Policies & Risks

               (c)                             Investment  Objective,
                                               Policies & Risks; Additional
                                               Investment Strategies,
                                               Policies & Risks

               5(a)                            Management and Operations
                                               of the  Fund

               (b)                             Management and Operations
                                               of the  Fund

               (c)                             Management and Operations
                                               of the   Fund

               (d)                             Management and Operations
                                               of the  Fund

               (e)                             Management and Operations
                                               of the  Fund

           Item Number
           Form N-1A,
             Part A                             Prospectus Caption
             ------                             ------------------


               (f)                              Management and Operations
                                                of the  Fund

               (g)                              Management and Operations
                                                of the  Fund


              6(a)                              General Information

               (b)                              Not Applicable

               (c)                              Not Applicable

               (d)                              Not Applicable

               (e)                              Cover Page

               (f)                              Dividends, Distributions and
                                                Tax Matters

               (g)                              Dividends, Distributions and
                                                Tax Matters

              7(a)                              How to Purchase Shares

               (b)                              Terms and Conditions of
                                                Purchase

               (c)                              Terms and Conditions of
                                                Purchase; Reduced Initial
                                                Sales Charge

               (d)                              How to Purchase Shares

               (e)                              Not Applicable


               (f)                              Management and Operations
                                                of the  Fund


              8(a)                              How to Redeem Shares

               (b)                              How to Redeem Shares

               (c)                              Not Applicable

               (d)                              How to Redeem Shares

                9                               Not Applicable

                        LM CAPITAL EVOLVING VENTURE FUND



                 Item Number                    Statement of Additional
                   Part B                         Information Caption
                   ------                         -------------------

                     10                         Front Cover Page

                     11                         Front Cover Page

                     12                         Not Applicable

                     13                         Investment Strategies and Risks;
                                                Investment Restrictions


                     14                         The Management of the  Fund


                     15(a)                      Not Applicable

                      (b)                       Not Applicable

                      (c)                       Not Applicable

                     16(a)                      Investment Adviser and
                                                Advisory Agreement

                      (b)                       Investment Adviser and
                                                Advisory Agreement


                      (c)                       Distribution Agreement and
                                                Marketing Plan

                      (d)                       See Prospectus - Management and
                                                Operations of the  Fund


                     (e)                        Investment Adviser and Advisory
                                                Agreement


                      (f)                       Distribution Agreement and
                                                Marketing Plan


                     (g)                        Not Applicable

                   Item Number
                   Form N-1A,            Statement of Additional
                     Part B              Information Caption
                     ------              -----------------------

                         (h)             See Prospectus - General Information

                         (i)             Not Applicable

                        17               Portfolio Transactions and Brokerage

                        18               Description of the Fund


                        19(a)            Additional Purchase and Redemption
                                         Information


                        (b)              Computation of Net Asset Value

                        (c)              Not Applicable

                        20               Tax Matters


                        21(a)            Distribution Agreement and
                                         Marketing Plan


                        (b)              Not Applicable

                        (c)              Not Applicable

                        22               Performance Calculation

                        23               Financial Statements


Part C
------

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             LM CAPITAL MUTUAL FUNDS


                        LM CAPITAL EVOLVING VENTURE FUND

                          LM CAPITAL INVESTMENTS TRUST

                             515 North Flagler Drive
                         West Palm Beach, Florida 33401

--------------------------------------------------------------------------------

About This Prospectus         This Prospectus sets forth information  concerning
                              LM  Capital   Investments   Trust,   an   open-end
                              management   investment   company  that  currently
                              offers shares through LM CAPITAL  EVOLVING VENTURE
                              FUND (the "EVOLVING VENTURE FUND"), an equity mutual fund.


                              This Prospectus, dated ______, 1998, is designed to provide you with information that you should know before investing, and to help you decide if the Evolving Venture Fund meets your investment objectives. Please read this Prospectus carefully before investing and keep it for future reference. A Statement of Additional Information, dated , 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by calling 1-800-37-LMCAP (1-800-375-6227).

Investment Objectives         THE EVOLVING VENTURE FUND'S  investment  objective
                              is to provide  long- term  growth of  capital.  To
                              achieve  its  objective,   as  a   non-fundamental
                              policy,  the Evolving  Venture Fund will invest at
                              least 65% of its total assets in common stocks and
                              securities   convertible  into  common  stocks  of
                              companies in "evolving stages of development", as described on p. __ of this Prospectus.

                              AN INVESTMENT IN THE EVOLVING VENTURE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                              Summary
                              Investment  Objective,  Policies  & Risks
                              Additional Investment Strategies, Policies & Risks Management and Operations of the Fund
                              How to Purchase  Shares
                              How to Redeem  Shares
                              Terms and Conditions  of  Purchase
                              Reduced  Initial  Sales Charge
                              Dividends,  Distributions  and Tax Matters
                              General Information

                              LIKE ALL MUTUAL FUNDS THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              SUMMARY


THE  FUND                     LM  Capital   Investments   Trust   ("LM   Capital
                              Investments")   is  a  Delaware   business   trust
                              operating  as  an  open-end,   series,  management
                              investment   company.    Currently,   LM   Capital
                              Investments offers the LM Capital Evolving Venture
                              Fund (the "Evolving Venture Fund" or the "Fund").

PURCHASING SHARES             Shares of the Evolving Venture Fund are offered by
                              this  Prospectus  at  net  asset  value  plus  any
                              applicable   initial   sales  charge  The  minimum
                              initial investment is $2,500 and the minimum additional investment is $250; the minimum initial and additional investment through an Individual
                              Retirement Account is $250.The  Distributor of the
                              Fund's shares is LM Capital Securities,  Inc. ("LM
                              Capital Securities" or the "Distributor").

 SUMMARY OF FUND EXPENSES     The expense summary below was developed for use by
                              all  mutual   funds  to  help  an  investor   make
                              investment decisions. This expense information should be considered along with other important information in this Prospectus, including the Fund's investment objective.


                              A. SHAREHOLDER TRANSACTION EXPENSES



                              Sales Charge Imposed on Purchases           4.50%

                              Sales Charge Imposed on Reinvested Dividends none

                              Deferred Sales Charge Imposed on Redemptions none

                              Redemption Fee                               none

                              Exchange Fee                                 none


                              B. ESTIMATED ANNUAL FUND OPERATING EXPENSES


                              (as a percentage of average net assets)


                              Advisory Fee                                1.00%

                              12b-1 Fee*                                   .50%

                              Other Expenses**                             .48%

                              Total Fund Operating Expenses               1.98%



                              * As a result of distribution fees, a long-term shareholder in the Evolving Venture Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of the National Association of Securities Dealers, Inc.


                              **These  expenses  include legal fees,  accounting
                              fees,   transfer   agent,   administrative   fees,
                              shareholder servicing fees, and custodial fees.

                               C. EXAMPLE: You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) full redemption at the end of each time period:


                                                       One               Three
                                                       Year              Years
                                                       ----              -----


                              Evolving Venture Fund      $                 $



                              THE  5%  RETURN   AND   EXPENSES   SHOULD  NOT  BE
                              CONSIDERED INDICATIONS OF ACTUAL OR EXPECTED FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.



                              EXPLANATION OF TABLE: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly or indirectly. "Shareholder Transaction Expenses" represent charges paid when an investor purchases, redeems or exchanges shares of the Fund. The "Estimated Annual Fund Operating Expenses" summary shows the advisory fee, Rule 12b-1 fee and other operating expenses incurred by the Fund. The "Example" set forth above assumes that all dividends and other distributions are reinvested and that the percentages under "Estimated Annual Fund Operating Expenses" remain the same in the years shown.

THE INVESTMENT ADVISER        LM  Capital   Corporation  ("LM  Capital"  or  the
                              "Investment   Adviser")   serves  as  the   Fund's
                              investment adviser.  Under the terms of the Fund's
                              Investment   Advisory   Agreement  (the  "Advisory
                              Agreement"), the Investment Adviser supervises all
                              aspects  of the  Fund's  operations  and  provides
                              investment  advisory  services  to  the  Fund.  As
                              compensation  for these  services,  the Investment
                              Adviser receives a fee based on the Fund's average
                              daily net  assets.  LM Capital  currently  manages
                              partnerships  for  institutional  investors  which
                              invest   in   closely   held   leveraged    buyout
                              investments  and publicly traded  securities.  See
                              "Management and Operations of the Fund."

DISTRIBUTIONS                 The Evolving  Venture Fund currently  declares and
                              pays dividends from net investment income, if any, on a semiannual basis, and makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be paid by check, or reinvested in additional shares of the Fund. See "Dividends, Distributions and Tax Matters."

REDEEMING SHARES              Shareholders  may redeem all or a portion of their
                              shares at net asset value at any time and without charge. See "How to Redeem Shares."

PERFORMANCE                   The  Fund  may  advertise   total  return,   which
                              represents its overall change in value,  including
                              changes in share price and assuming all the Fund's
                              dividends  and  capital  gain   distributions  are
                              reinvested. A cumulative total return reflects the
                              Fund's  performance  over a stated period of time.
                              Average annual total return figures are annualized
                              and,  therefore,   represent  the  average  annual
                              percentage change over the period in question. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

                              From time to time, LM Capital Investments or its affiliates may provide information including, but not limited to, general economic conditions, comparative performance data and rankings with respect to comparable investments for the same period and for unmanaged market indices such as the Dow Jones Industrial Average and the Standard and Poor's 500, and information from recognized independent sources including Investors Business Daily, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Services, Frank Russell Company, Mutual Fund Values, Morningstar, Mutual Fund Forecaster, Barron's, The Wall Street Journal, Private Equity Analyst and Schabacker Investment Management, Inc.



                              The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                              INVESTMENT OBJECTIVE, POLICIES & RISKS

                              The investment objective of the Fund is deemed to be fundamental and may not be changed without the approval of a majority of the Fund's outstanding shares (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")). The Fund's investment policies are non-fundamental and may be changed by a majority of the Fund's Board of Trustees. Individuals considering the purchase of shares of the Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that the Fund will attain its investment objective.


INVESTMENT OBJECTIVE          The  Fund's  investment  objective  is  long  term
AND POLICIES                  growth of capital. To achieve its objective,  as a
                              non-fundamental  policy  the Fund  will  invest at
                              least 65% of its total assets in common stocks and
                              securities   convertible  into  common  stocks  of
                              companies in "evolving stages of development".  To
                              determine  whether  a company  is in an  "evolving
                              state of development", the Investment Adviser will
                              examine    each    potential     investment    for
                              characteristics that are indicative of significant
                              change within its organization.  For this purpose,
                              at the time of the Fund's initial investment, such
                              companies  would  be  (a)  developing   innovative
                              products or services that could create new markets
                              and   therefore    significantly   effect   future
                              earnings, (b) undergoing a recapitalization or restructuring of operations, or (c) experiencing significant changes in senior management (e.g., chief executive officer, chief operating officer, or chief financial officer), ownership or capital structure. It is the Investment Adviser's belief that companies in "evolving stages of development" are creating value that should result in increased earnings and, accordingly, enhanced stock prices.


                              Up to 15% of the Evolving Venture Fund's assets may be invested in private companies or limited partnerships formed to invest in such private companies ("Private Investments"). LM Capital believes the Evolving Venture Fund's participation in Private Investments offers individual investors a unique opportunity for exposure to in venture capital financing, providing access to investment opportunities typically available only to pension funds and other large institutional and accredited investors. See "Additional Investment Strategies, Policies & Risks - Illiquid Investments".


                              The Evolving Venture Fund may hold securities of companies of any size. Although the Evolving Venture Fund will invest primarily in U.S. companies, up to 20% of the Evolving

                              Venture Fund's assets may be invested in securities of companies based in foreign countries. Equity securities in which the Evolving Venture Fund will invest are common stock, preferred stock, warrants, securities convertible or exchangeable into common stock, and partnership interests.


                              The Evolving Venture Fund may engage in a variety of strategies to reduce risk or enhance return including engaging in short selling. The current market value of the securities sold short will not exceed 10% of the Fund's assets at the time of such sale. See "Additional Investment Strategies, Policies & Risks - Short Sales".


RISK CONSIDERATIONS           An  investor  should be aware that there are risks
                              associated with certain investment  techniques and
                              strategies  employed by the Evolving Venture Fund,
                              including those relating to investments in foreign
                              securities. Risks related to investment in foreign
                              securities    include   among   others    currency
                              fluctuations,     expropriation,     confiscation,
                              diplomatic developments, social instability, and withholding dividends at the source. In addition, the Evolving Venture Fund invests in securities that may not be popular during certain market cycles, and may be subject to volatile price changes.

                              The Evolving Venture Fund should be considered only for the most aggressive portion of an investor's portfolio and may not be appropriate for all investors because of the nature of its investments and certain strategies it may use, such as investing in Private Investments. In addition, venture capitalists may hold substantial positions in companies that have been acquired at prices significantly below their initial offering price. This may create a potential adverse impact in the short term on the market price of a company's stock due to sales in the open market by a venture capitalist or others who acquired the stock at lower prices prior to the IPO. LM Capital will consider the impact of such sales in selecting investments, as well as the possible involvement of venture capitalists in the affairs of the companies in which the Evolving Venture Fund invests.

                              ADDITIONAL INVESTMENT STRATEGIES, POLICIES & RISKS

BORROWING                     The  Evolving  Venture  Fund may borrow  funds for
                              temporary   purposes  by  entering   into  reverse
                              repurchase    agreements.    Pursuant    to   such
                              agreements,   the  Fund   would   sell   portfolio
                              securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.


                              The Fund also may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings.

SECURITIES LENDING            In  order  to  generate   additional  income,  the
                              Evolving Venture Fund may, from time to time, lend
                              their  portfolio   securities  to  broker-dealers,
                              banks or  institutional  borrowers of  securities.
                              Although  the Fund  will  receive  at  least  100%
                              collateral in the form of cash or U.S. government securities, lending securities may subject the Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy.

REPURCHASE AGREEMENTS         The   Evolving   Venture   Fund  may  enter   into
                              repurchase    agreements.    Pursuant    to   such
                              agreements,   the   Fund   would   buy   portfolio
                              securities from financial institutions such as banks and broker dealers, and agree to sell them at a mutually agreed-upon price.

WHEN-ISSUED AND DELAYED       The Evolving Venture Fund may purchase  securities
DELIVERY PURCHASES AND SALES  on a when  issued  basis and may  purchase or sell
OF SECURITIES                 securities on a delayed delivery basis.  When such
                              transactions are negotiated, the price is fixed at
                              the time the  commitment is made, but delivery and
                              payment for the  securities  take place at a later
                              date  which may be a month or more  after the date
                              of  the   transaction.   The   market   value  for
                              securities  purchased  in this  manner  may change
                              before the delivery  date,  which could affect the
                              market value of the Fund's assets. Ordinarily, the
                              Fund  will  not  earn   interest   on   securities
                              purchased before they are delivered.

ILLIQUID SECURITIES           The  Evolving  Venture  Fund will not invest  more
                              than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RESTRICTED SECURITIES         The Evolving Venture Fund may invest in securities
                              that are subject to restrictions on resale because
                              they have not been registered under the Securities
                              Act of 1933 (the "1933 Act"). These securities are
                              sometimes  referred  to  as  private   placements.
                              Although  securities  which may be resold  only to
                              "qualified  institutional  buyers"  in  accordance
                              with the  provisions  of Rule 144A  under the 1933
                              Act   are   technically   considered   "restricted
                              securities,"  the  Fund  may  purchase  Rule  144A
                              securities,    along   with    other    restricted
                              securities, without regard to the limitation on investments in illiquid securities described above provided that a determination is made by the Investment Adviser, subject to the supervision of the Fund's Board of Trustees, that such securities have a readily available trading market.

FUTURES AND OPTIONS           The  Evolving  Venture  Fund may purchase and sell
TRANSACTIONS                  various  kinds of futures  contracts and write and
                              purchase call options and purchase put options on such futures contracts, stock indexes or equity securities; the Fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options.


                              The use of futures and options involves certain transaction costs and risks. While the Fund will establish a future or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In addition, the trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the future or option price and the value of the underlying index. Finally, it may not be possible to close out a position held by the Fund, which could require that the Fund purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements.

FORWARD FOREIGN CURRENCY      The  Evolving  Venture  Fund may  purchase or sell
EXCHANGE CONTRACTS            forward  foreign   currency   exchange   contracts
                              ("forward   contracts")   in   order   to   manage
                              fluctuations in currency exchange rates. A forward
                              contract  is an  obligation  to purchase or sell a
                              specific  currency for an agreed price at a future
                              date   which  is   individually   negotiated   and
                              privately  traded by  currency  traders  and their
                              customers.   Unanticipated   changes  in  currency
                              prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

SHORT SALES                   The  Evolving  Venture  Fund  may  engage  in  the
                              technique of short  selling.  When the  Investment
                              Adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security.

                              All short sales must be fully collateralized, and the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 25% of its total assets. The Fund limits short sales of any one issuer's securities to 2% of its total assets and to 2% of any one class of the issuer's securities.

PORTFOLIO TURNOVER            It  is  anticipated   that  the  annual  portfolio
                              turnover  rates  for  the  Evolving  Venture  Fund
                              should not exceed ___%. A higher rate of portfolio
                              turnover will result in higher  transaction costs,
                              including  brokerage  commissions.  Also,  to  the
                              extent  that  portfolio  turnover  results  in net
                              realized capital gains to the Fund, the portion of
                              the  Fund's  distributions   constituting  taxable
                              capital gains may increase.

TEMPORARY INVESTMENTS         The  Evolving  Venture  Fund  does not  intend  to
                              engage in short-term  trading on an ongoing basis.
                              However, when in the Investment Adviser's opinion,
                              abnormal economic or market  conditions  warrant a
                              temporary defensive position,  the Fund may invest
                              up to  100%  of  its  assets  in  U.S.  government
                              securities  such  as  Treasury  bills,  notes  and
                              bonds;  cash;  or  certificates  of deposit,  time
                              deposits,    bankers'    acceptances   and   other
                              "first-tier" as described herein, short-term debt instruments.

                              MANAGEMENT AND OPERATIONS OF THE FUND

GOVERNANCE                    The overall management of the business and affairs
                              of the Fund is vested in LM  Capital  Investments'
                              Board of Trustees.  The Board of Trustees approves
                              all  significant  agreements  between  LM  Capital
                              Investments, on behalf of the Fund, and persons or
                              companies   furnishing   services   to  the  Fund,
                              including the Fund's investment advisory agreement
                              with LM  Capital,  the  Fund's  agreement  with LM
                              Capital Securities  regarding  distribution of the
                              Fund's shares,  and other service  providers.  The
                              day-to-day operations of the Fund are delegated to
                              the officers of LM Capital  Investments  and to LM
                              Capital,  subject  always  to the  objectives  and
                              policies   of  the   Fund   and  to  the   general
                              supervision  of LM Capital  Investments'  Board of
                              Trustees.

INVESTMENT ADVISER AND        LM Capital,  515 North  Flagler  Drive,  West Palm
ADVISORY  AGREEMENT           Beach,  Florida  33401,  serves as the  investment
                              adviser to the Fund.  Although  LM Capital  has no
                              previous  experience in advising a mutual fund, LM
                              Capital  has  operated  as  an   investment   firm
                              specializing  in  closely  held  leveraged  buyout
                              investments  and  investments  in publicly  traded
                              securities   since  1988.  LM  Capital   currently
                              manages two privately placed limited partnerships for institutional investors and individuals.

                              The Fund's portfolio manager is Leslie M. Corley, LM Capital's founder and chief investment officer. For the last ten years Mr. Corley has been assisted by Ricardo Corley in finding publicly traded securities which are consistent with investment strategies followed by LM Capital's buyout efforts. Mr. Leslie M. Corley has over 25 years of investment experience . Prior to founding LM Capital, Mr. Corley was a general partner for seven years with Kelso & Company, a noted leveraged buyout firm. Mr. Corley began his career as a securities analyst with Fidelity Management & Research Company in Boston, a position he held for five years. Subsequently, he was manager of mergers and acquisitions with Norton Simon, Inc. for four years prior to joining Kelso & Company. Mr. Corley earned an MBA from Harvard Business School and a B.S. with high honors in Aeronautical & Astronautical Engineering from the University of Illinois.

                              Under the terms of the Fund's Advisory Agreement, LM Capital supervises all aspects of the Fund's operations and provides investment advisory services to the Fund, including the purchase and sale of securities in the Fund's portfolio subject at all times to the policies set forth by the Board of Trustees. LM Capital is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

                              LM Capital receives a fee from the Evolving Venture Fund, payable monthly, for the performance of its services at an annual rate of 1.00% of the average daily net assets of the Fund. The fee for the Fund is accrued daily for purposes of determining the offering and redemption price of its shares. The advisory fee is higher than those paid by most investment companies, but the Board of Trustees believes it to be reasonable in light of the services the Fund receives thereunder.

                              LM Capital may, from time to time, voluntarily agree to defer or waive fees or absorb some or all of the expenses of the Fund. To the extent LM Capital should defer fees or absorb expenses, it may seek repayment of such deferred or absorbed expenses at a later date so long as the overall expenses of the Fund are not greater than the Total Fund Operating Expenses percentage found in the table of Annual Fund Operating Expenses.

DISTRIBUTOR, DISTRIBUTION LM Capital Securities, Inc., a registered PLAN AND RELATED AGREEMENTS broker-dealer affiliate of LM Capital, serves as the  Distributor  of the  shares of the Fund.  The
                              address  of LM  Capital  Securities  is 515  North
                              Flagler  Drive,  West Palm Beach,  Florida  33401.
                              Certain  officers  of LM Capital  Investments  are
                              affiliated  with  LM  Capital  Securities  and  LM
                              Capital.   Under   the   terms   of   the   Fund's
                              Distribution Agreement, LM Capital Securities has the exclusive right to distribute shares of the Fund through affiliated broker-dealers and through other broker-dealers or financial institutions with whom LM Capital Securities has entered into selected dealer agreements.

                              The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund may pay up to 0.50% per annum of its average daily net assets for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund, including but not limited to: preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; supplemental payments to dealers under a dealer incentive program; and costs of administering the Plan. For additional information concerning the operation of the Plan, see "Distribution Agreement and Marketing Plan" in the Statement of Additional Information.

SHAREHOLDER SERVICING         The Fund has adopted a Shareholder Servicing Plan.
PLAN                          In accordance with the Shareholder Servicing Plan,
                              the  Fund  may  enter  into  Shareholder   Service
                              Agreements  under  which  it  pays  fees  of up to
                              .25% of  the  average  daily  net  assets for fees
                              incurred in connection  with the personal  service
                              and maintenance of accounts  holding the shares of
                              the Fund. Such agreements are entered into between
                              the Fund and various shareholder servicing agents,
                              including the Distributor and its affiliates,  and
                              other   financial   institutions   and  securities
                              brokers (each, a "Shareholder  Servicing  Agent").
                              Among  the   services   provided  by   Shareholder
                              Servicing Agents are: answering customer inquiries
                              regarding account matters;  assisting shareholders
                              in  designating   and  changing   various  account
                              options;  aggregating and processing  purchase and
                              redemption  orders and  transmitting and receiving
                              funds for  shareholder  orders;  transmitting,  on
                              behalf   of   the   Trust,    proxy    statements,
                              prospectuses    and    shareholder    reports   to
                              shareholders  and tabulating  proxies;  processing
                              dividend  payments  and  providing   subaccounting
                              services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees.

ADMINISTRATOR AND             Pursuant   to   an    Administration    Agreement,
ADMINISTRATION AGREEMENT      Countrywide     ("Countrywide"),     serves     as
                              administrator    of   the    Fund.    Under    the
                              Administration  Agreement,  Countrywide supervises
                              the  administration  of all  aspects of the Fund's
                              operations,  including  the  provision  of general
                              office facilities and, at the Fund's expense,  the
                              provision  of  services  of persons  necessary  to
                              perform  such  supervisory,   administrative   and
                              clerical  functions  as are needed to  effectively
                              operate   the  Fund.   For  these   services   and
                              facilities, Countrywide receives a fee computed and paid monthly at an annual rate of ___% of the average daily net assets of the Fund, subject to an annual minimum fee of $_____.

TRANSFER AGENT AND DIVIDEND   Countrywide  also  serves as the  Fund's  transfer
PAYING AGENT                  agent  and  dividend  paying  agent.   Countrywide
                              maintains an account for each  shareholder  of the
                              Fund  (unless  such  accounts  are  maintained  by
                              sub-transfer  agents  or  processing  agents)  and
                              performs   other   transfer   agency  and  related
                              functions. For these services, Countrywide will receive an annual fee of $____ plus account charges. The Fund will also reimburse Countrywide for certain expenses incurred on behalf of the Fund.

BROKERAGE ALLOCATION          The Investment  Adviser,  subject to obtaining the
                              best price and execution,  may allocate  brokerage
                              transactions  in a manner that takes into  account
                              the sale of  shares of the  Fund.  Generally,  the
                              primary   consideration   in   placing   portfolio
                              securities  transactions with  broker-dealers  for
                              execution   is  to  obtain,   and   maintain   the
                              availability  of,  execution at the best net price
                              available  and  in  the  most   effective   manner
                              possible. The Fund's brokerage allocation policies
                              may permit the Fund to pay a  broker-dealer  which
                              furnishes  research  services a higher  commission
                              than  that  which  might  be  charged  by  another
                              broker-dealer  which  does  not  furnish  research
                              services,  provided that such commission is deemed
                              reasonable   in  relation  to  the  value  of  the
                              services    provided   to   the   Fund   by   such
                              broker-dealer.   For  a  complete   discussion  of
                              portfolio transactions and brokerage allocation, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

                              HOW TO PURCHASE SHARES

HOW TO OPEN AN ACCOUNT        An  investor  may  purchase  shares of the Fund by
                              submitting  a  fully   completed  and  signed  New
                              Account  Application  form  directly to LM Capital
                              Securities or through any dealer  authorized by LM
                              Capital  Securities to sell shares of the Fund. An
                              authorized dealer may charge a transaction fee for
                              the  purchase.   LM  Capital  Securities'  mailing
                              address  is: 515 North  Flagler  Drive,  West Palm
                              Beach,  Florida 33401.  A New Account  Application
                              accompanies   this   Prospectus.   Checks   mailed
                              directly  to  LM  Capital   Securities  should  be
                              payable to the LM Capital Evolving Venture Fund.

                              The minimum investment for initial purchases of the Evolving Venture Fund is $2,500 except for certain retirement accounts and participants in the Pre-Authorized Investment Plan. The minimum initial investment for an Individual Retirement Account ("IRA") for the Fund is $250. There are no minimum initial investment requirements for participants in money- purchase/profit-sharing plans, 401(k) plans, IRA/SEP, 403(b) plans or 457 (state deferred compensation) plans, or for investment of dividends and distributions of the Fund into any existing account. If you have any questions or need extra applications call 1-800-37-LMCAP.

HOW TO PURCHASE ADDITIONAL    Additional   shares  may  be  purchased   directly
SHARES                        through  LM  Capital  Securities  or  through  any
                              dealer who has entered into an  agreement  with LM
                              Capital  Securities.  Checks mailed directly to LM
                              Capital  Securities  should be  payable  to the LM
                              Capital   Evolving  Venture  Fund  and  should  be
                              accompanied by the stub from the confirmation form previously sent to the shareholder or include a letter giving the shareholder's name and account number.

                              The minimum investment for additional purchases of the Evolving Venture Fund is $250 except for participants in the Pre-Authorized Investment Plan. The minimum additional investment for investment through an IRA is $250. There are no minimum additional investment requirements for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans. There is no minimum investment requirement for investment of dividends and distributions of the Fund into any existing account.


                              To  purchase  additional  shares  of the Fund by a
                              wire  transfer  of  funds,   the  following   wire
                              instructions should be used:
                              ABA
                              Attn:
                              DDA _- -_
                              Fund Name/Reference Number
                              Shareholder Name
                              Shareholder Account Number

                              If wires are received after the close of the New York Stock Exchange (currently 4:00 PM Eastern time) or during a bank holiday, purchases will be confirmed at the price determined on the next business day of the Fund.

PRE-AUTHORIZED INVESTMENT     An  investor   may   establish  a   pre-authorized
PLAN                          investment  plan whereby the  investor's  personal
                              bank  account is  automatically  debited  and Fund
                              account  automatically  credited  with  additional
                              full  and  fractional  shares.  This  plan  may be
                              authorized  by  attaching a canceled  check to the
                              Account   Application   form  and  completing  the
                              appropriate  section  of such  form.  Through  the
                              pre-authorized   investment   plan,   the  minimum
                              initial investment in the Fund is $250 and the minimum subsequent monthly investment is $25.

                              HOW TO REDEEM SHARES

DIRECT REDEMPTION             Shares  of  the  Fund  may  be  redeemed  directly
                              through LM Capital Securities or through any dealer who has entered into an agreement with LM
                              Capital Securities. There is no redemption fee imposed when shares are redeemed; however, dealers may charge a transaction fee for the redemption.

REDEMPTIONS BY MAIL           Redemption  requests  may be made in  writing  and
                              sent to either  the  transfer  agent or LM Capital
                              Securities.  Requests for redemption must include:
                              (a) signatures of each registered owner exactly as
                              the shares are registered;  (b) the Fund,  account
                              number  and number of shares to be  redeemed;  (c)
                              share  certificates,  either properly  endorsed or
                              accompanied  by a duly executed  stock power,  for
                              the  shares to be  redeemed  if such  certificates
                              have been  issued  and the  shares  are not in the
                              custody  of  the  transfer  agent;  (d)  signature
                              guarantees,   under   circumstances  as  described
                              below;  and (e) any additional  documents that may
                              be  required  for   redemption  by   corporations,
                              partnerships,   trusts,  or  other  entities.  The
                              burden is on the shareholder to inquire as to whether any additional documentation is required.
                              Any request not in proper form may be rejected and in such case must be renewed in writing.

                              In addition to these requirements, shareholders who have invested in the Fund to establish an IRA should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


REDEMPTIONS BY TELEPHONE      Shareholders may request a redemption by telephone
                              by calling  1-800-37-LMCAP  if they have  selected
                              this option on their New Account Application or if
                              they  have  completed  the  telephone   redemption
                              authorization  form  obtainable  from  LM  Capital
                              Securities.  The telephone  redemption feature can
                              be used only if: (a) the  redemption  proceeds are
                              to be mailed to the pre-authorized bank account as
                              indicated  on  the  New  Account   Application  or
                              subsequent  authorization;  (b)  there has been no
                              change of address of record on the account  within
                              the  preceding  30  days;  (c)  the  shares  to be
                              redeemed  are  not in  certificate  form;  (d) the
                              person   requesting  the  redemption  can  provide
                              proper  identification  information;  and  (e) the
                              proceeds of the redemption do not exceed  $25,000.
                              Accounts  in  LM  Capital  Securities'   prototype
                              retirement  plans  (such  as IRA and  IRA-SEP)  or
                              403(b) plans are not  eligible  for the  telephone
                              redemption  option. LM Capital Securities has made
                              arrangements  with certain  dealers and investment
                              advisers to accept telephone  instructions for the
                              redemption  of  shares.   LM  Capital   Securities
                              reserves the right to impose conditions on these dealers and investment advisers, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with LM Capital Securities.


                              In order to protect itself and shareholders from liability for unauthorized or fraudulent telephone transactions, the Fund will use reasonable procedures in an attempt to verify the identity of a person making a telephone redemption request. The Fund reserves the right to refuse a telephone redemption request if it believes that the person making the request is not the record owner of the shares being redeemed, or is not authorized by the shareholder to request the redemption. Shareholders will be promptly notified of any refused request for a telephone redemption. As long as these normal identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.

PAYMENT OF REDEEMED AMOUNT    Payment of the proceeds of redeemed shares will be
                              made as soon as practicable, normally within seven days following the redemption date. A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the transfer agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the New York Stock Exchange is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to fifteen days from the date that the check is received.

SIGNATURE GUARANTEES          A signature  guarantee  is designed to protect the
                              investor,  the Fund,  LM Capital  Securities,  and
                              their  agents by verifying  the  signature of each
                              investor  seeking to redeem or exchange  shares of
                              the Fund. Signature guarantees are required in the
                              following  circumstances:  (1) redemptions by mail
                              of $25,000 or more; (2) redemptions by mail if the
                              proceeds are to be paid to someone  other than the
                              name(s) in which the  account is  registered;  (3)
                              written redemptions requesting proceeds to be sent
                              by wire; (4) redemptions requesting proceeds to be
                              sent to a new address or an address  that has been
                              changed  within the past 30 days;  (5) requests to
                              transfer  the  registration  of shares to  another
                              owner;   (6)  telephone   exchange  and  telephone
                              redemption  authorizations of $25,000 or more; (7)
                              changes   in    previously    designated
                              wiring instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $25,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

                              Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission, and further provided that such guarantor institution is listed in one of the reference guides contained in the transfer agent's current Signature Guarantee Standards and Procedures. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of LM Capital Securities.


                              TERMS AND CONDITIONS OF PURCHASE

DETERMINATION OF NET          The net asset value per share (or share  price) of
  ASSET VALUE                 the  Fund is  determined  at the  close of the New
                              York  Stock  Exchange  (currently  4:00 PM Eastern
                              time)  on  each  "business  day"  of the  Fund  as
                              defined  below.  The net asset  value per share is
                              calculated by subtracting  the Fund's  liabilities
                              from its  assets  and  dividing  the result by the
                              total   number   of   Fund   shares   outstanding.
                              Securities  for which  market  quotations  are not
                              readily  available  are  valued  at fair  value as
                              determined   in  good   faith  by  or  under   the
                              supervision   of  the  Fund's   officers   and  in
                              accordance with methods which are specifically authorized by its governing Board of Trustees.
                              Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

TIMING AND PRICING OF         An investor whose purchase or redemption  order is
PURCHASE AND REDEMPTION       received by the Transfer Agent by 4: 00 PM Eastern
ORDERS                        time  will  acquire  or  redeem  shares at the net
                              asset value set as of that day. An investor  whose
                              purchase  or  redemption  order is received by the
                              Transfer  Agent  after 4: 00 PM Eastern  time will
                              acquire  or redeem  shares at the net asset  value
                              set  as  of  the  next  trading  day.  LM  Capital
                              Securities is not responsible for any delay caused
                              by dealers in  forwarding a purchase or redemption
                              order to the Transfer  Agent.  Any loss  resulting
                              from the dealer's  failure to submit an order on a
                              timely basis and within the prescribed  time frame
                              will be borne by that dealer.  A "business day" of
                              the  Fund is any day on which  the New York  Stock
                              Exchange is open for business. It is expected that
                              the New York Stock  Exchange will be closed during
                              the next twelve  months on  Saturdays  and Sundays
                              and  on  the  days  on  which  New   Year's   Day,
                              Presidents'   Day,  Good  Friday,   Memorial  Day,
                              Independence Day, Labor Day,  Thanksgiving Day and
                              Christmas  Day are  observed by the New York Stock
                              Exchange.  The Fund will not accept requests which
                              specify  a   particular   date  for   purchase  or
                              redemption   of  shares   or  any  other   special
                              conditions.

PURCHASES BY CHECK            An investor  who uses a check to  purchase  shares
                              will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. If the check does not clear, then the investor will be responsible for any resulting loss to the Fund or to LM
                              Capital Securities.

INITIAL SALES CHARGES         Shares  of the  Fund may be  purchased  at its net
AND DEALER CONCESSIONS        asset  value plus an  initial  sales  charge.  The
                              following tables show the initial sales charge and dealer concession at various investment levels for the Evolving Venture Fund.


                              Charge Up To Investment Of      % Offering Price      % Dealer Concession
                              --------------------------      ----------------      -------------------

                              $25,000                             4.50%                         3.50%
                              $50,000                             4.25%                         3.25%
                              $75,000                             4.00%                         3.00%
                              $100,000                            3.50%                         2.75%
                              $250,000                            2.50%                         2.00%
                              $500,000                            1.50%                         1.00%
                              $1,000,000                          1.00%                         0.75%
                              $2,500,000                          0.75%                         0.50%
                              $5,000,000                          0.50%                         0.25%
                              $5,000,000+                         0.00%                         0.00%


                              Initial sales charges vary with the size of the purchase as shown above. The reduced initial charges apply to the aggregate of purchases of the Fund made at one time by "any person", which term includes an individual, spouse and children under the age of 21, or a trustee or other fiduciary of a trust, estate or fiduciary account.

                              Upon notice to dealers with whom it has a sales agreement, LM Capital Securities may reallow up to the full applicable sales charge and such dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended, during such periods. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund. At various times, the Distributor may implement programs under which a dealer's sales force may be eligible to win cash or material awards for certain sales efforts or under which the Distributor will reallow an amount not exceeding the total applicable sales charge on the sales generated by the dealer during such programs to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor or participates in sales programs sponsored by the Distributor. The Distributor may provide marketing services to dealers with whom it has sales agreements, consisting of written informational material relating to sales incentive campaigns conducted by such dealers for their representatives.

PURCHASES AT NET ASSET VALUE  There is no initial  sales  charge for  "Qualified
                              Persons", which are active or retired Trustees, officers, partners or employees (their spouses and children under age 21) of (i) the Investment Adviser and Distributor or any affiliates or subsidiaries thereof (the Trustees, officers or employees of which shall also include their parents and siblings for all purchases of Fund shares), (ii) dealers having a selected dealer agreement with the Distributor, or (iii) trade organizations to which the Investment Adviser or an affiliate belongs.


                              Purchases of Fund shares also may be made with no initial sales charge through a registered investment adviser who has registered with the Securities and Exchange Commission or appropriate state authorities and who (a) clears such Fund share transaction through a broker/dealer, bank or trust company, (each of whom may impose transaction fees with respect to such transaction), or (b) purchases Fund shares for its own account, or for an account for which the investment adviser has discretion and is authorized to make investment decisions.

s
                                     - 13 -

                              In addition, no initial sales charge will apply to any purchase of the Fund by an investor through a money-purchased profit sharing plan, 401(k) plan, IRA/SEP, 403(b) plan or 457 (state deferred compensation) plan.

                              Finally, shares of the Fund may be purchased at net asset value by persons who have, within the previous 30 days, redeemed their shares of the Fund. The amount which may be purchased at net asset value is limited to an amount up to, but not exceeding, the net amount of redemption proceeds. Such purchases may also be handled by a securities dealer, who may charge the shareholder a fee for this service.

                              The Fund reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.


                              REDUCED INITIAL SALES CHARGE

CUMULATIVE QUANTITY DISCOUNT  Shares of the Fund may be  purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of all shares of the Fund and (b) applying the initial sales charge applicable to such aggregate. The privilege of the cumulative quantity discount is subject to modification or discontinuance at any time with respect to all shares purchased thereunder.

GROUP PURCHASES               An individual who is a member of a qualified group
                              (as hereinafter  defined) may also purchase shares
                              of the Fund at the reduced  initial  sales  charge
                              applicable  to the  group  taken as a  whole.  The
                              reduced  initial  sales  charge is based  upon the
                              aggregate  dollar  value of shares  purchased  and
                              still  owned  by the  group  plus  the  securities
                              currently  being  purchased  and is  determined as
                              stated under "Cumulative  Quantity Discount".  For
                              example,  if members  of the group had  previously
                              invested and still held $90,000 of Fund shares and
                              now were  investing  $15,000,  the  initial  sales
                              charge  would be 3.5%.  In  order to  obtain  such
                              discount,  the purchaser or investment dealer must
                              provide  the   transfer   agent  with   sufficient
                              information, including the purchaser's total cost,
                              at the time of  purchase  to  permit  verification
                              that  the  purchaser  qualifies  for a  cumulative
                              quantity discount, and confirmation that the order
                              is  subject  to  such  verification.   Information
                              concerning   the  current   initial  sales  charge
                              applicable   to  a  group  may  be   obtained   by
                              contacting the Transfer Agent.

                              A qualified group is one which: (a) has been in existence for more than six months; (b) has a purpose other than acquiring Fund shares at a discount; and (c) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing the shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

LETTER OF INTENT              Investors  may also  qualify for  reduced  initial
                              sales  charges by signing a Letter of Intent  (the
                              "LOI"). This enables an investor to aggregate purchases of the Fund with other investments in the Fund during a 13-month period. The initial sales charge is based on the total amount invested during the 13-month period. All shares of the Fund currently owned by the investor, plus the new Fund purchases, if any, will be credited as purchases
                              (at their current offering prices on the date the LOI is signed) toward completion of the LOI. A
                              90-day back-dating period can be used to include earlier purchases at the investor's cost.

                              The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the LOI. A shareholder must notify the transfer agent or Distributor whenever a purchase is being made pursuant to an LOI. The LOI is not a binding obligation on the investor to purchase the amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the transfer agent in shares registered in the investor's name in order to assure payment of the proper initial sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the transfer agent an amount equal to the difference between the initial sales charge and the initial sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. Investors will be paid distributions, either in additional shares or cash, upon such escrowed shares.


                              DIVIDENDS, DISTRIBUTIONS & TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS   Net investment income of the Evolving Venture Fund
                              is declared and paid semiannually, normally in June and December. The Evolving Venture Fund distributes all or substantially all of its net long term capital gains (if any) to shareholders in December.

                              All dividends and distributions of the Fund are automatically reinvested on the ex-dividend date in full and fractional shares of the Fund. Dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. Shareholders may elect, by written notice to LM Capital Securities, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in additional shares.

                              Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to LM Capital Securities and are effective as to any subsequent payment if such notice is received by LM Capital Securities prior to the record date of such payment. Any dividend and distribution election remains in effect until LM Capital Securities receives a revised written election by the shareholder.

TAX MATTERS                   The  Fund   intends  to  qualify  as  a  regulated
                              investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of
                              1986, as amended (the "Code"), including the requirements with respect to diversification of assets, distribution of income and sources of income. It is the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to Federal income taxes or the 4% excise tax.


                              Distributions by the Fund of its net investment income (including foreign currency gains and losses) and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.

                              Distributions by the Fund which are taxable to shareholders as ordinary income are treated as dividends for Federal income tax purposes, but in any year only the portion of such dividends paid by the Evolving Venture Fund (which cannot exceed the aggregate amount of qualifying dividends from domestic corporations received by the Fund during the year) may qualify for the 70% dividends-received deduction for corporate shareholders.

                              If the  Fund  fails  to  satisfy  any of the  Code
                              requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.


                              Distributions to shareholders will be treated in the same manner for Federal income tax purposes whether shareholders elect to receive them in cash or reinvest them in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid by the Fund and received by shareholders on December 31 of the preceding year. A statement setting forth the Federal income tax status of all distributions made (or deemed made) during the year, and any foreign taxes "passed-through" to shareholders, will be sent to shareholders promptly after the end of each year.

                              Investors should be careful to consider the tax implications of purchasing shares just prior to the record date of an ordinary income dividend or capital gain dividend. Those investors purchasing shares just prior to an ordinary income or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

                              If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower rate under an applicable treaty). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.


                              Under the back-up withholding rules of the Code, shareholders may be subject to 31% withholding of Federal income tax on ordinary income dividends, capital gain dividends and redemption payments made by the Fund. In order to avoid this back-up withholding, shareholders must provide the Fund with a correct taxpayer identification number (which for an individual is usually his Social Security number) and certify that the shareholder is a corporation or otherwise exempt from or not subject to back-up withholding.

                              The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of Federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. In addition, shareholders should consult with their own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may differ from the Federal income tax consequences described above.

                              GENERAL INFORMATION


ABOUT THE  FUND               The Fund is a  separate  series  of  shares  of LM
                              Capital  Investments,  a Delaware  business  trust
                              created on January 21,1 994 and  registered  under
                              the 1940 Act, as amended.  The Fund  operates as a
                              non-diversified,  open-end  management  investment
                              company  and  expects to be treated as a regulated
                              investment   company   for   federal   income  tax
                              purposes. The Fund continuously offer new shares for sale to the public and stand ready to redeem their outstanding shares for cash at their net asset value.

CODE OF ETHICS                The Code of Ethics of the  Investment  Adviser and
                              the Fund prohibits all  affiliated  personnel from
                              engaging in personal  investment  activities which
                              compete  with or attempt to take  advantage of the
                              Fund's   planned   portfolio   transactions.   The
                              objective  of the Code of  Ethics of both the Fund
                              and  Investment  Adviser is that their  operations
                              with  respect to the Fund be  carried  out for the
                              exclusive benefit of the Fund's shareholders. Both
                              organizations   maintain  careful   monitoring  of
                              compliance with the Code of Ethics.

INDEPENDENT ACCOUNTANTS       _______________ serves as Independent  Accountants
                              to  LM   Capital   Investments.   Generally,   the
                              Independent Accountants will audit the financial statement and the financial highlights of the Fund, as well as provide reports to the Trustees.

CUSTODIAN                     Starbank,  [address],  serves as the  Custodian of
                              the Fund. Generally, the Custodian holds the securities, cash and other assets of the Fund.

INVESTMENT ADVISER


LM Capital Corporation
515 North  Flagler Drive
West Palm Beach, FL  33401


PRINCIPAL UNDERWRITER & SERVICE ADMINISTRATOR

LM Capital Securities, Inc.
515 North Flagler Drive
West Palm Beach, Florida 33401

INDEPENDENT AUDITORS




TRANSFER AGENT & CUSTODIAN

LEGAL COUNSEL

Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

BOARD OF TRUSTEES

J. BRUCE LLEWELLYN
Chairman & Chief Executive Officer, Philadelphia Coca Cola Bottling Co., and Queen City Broadcasting Co. Chairman, U.S. Small Business Administration Advisory Committee on Small Business Director, Chemical Banking Corporation, Adolph Coors Brewing Company, C-Span, Essence Communications, Inc., QVC/Home Shopping Network, Inc., International Peace Academy, Museum of Television and Radio, New York Law School, and New York Medical College New York, NY

LOUIS J. GANEM
Retired former Assistant National Sales Manager for
John Hancock Mutual Funds
West Palm Beach, FL

JOHN HALL
President,  Miami Ventures Management Company
A wholly owned subsidiary of The Beacon Council
Miami, FL

                       STATEMENT OF ADDITIONAL INFORMATION


                          LM CAPITAL INVESTMENTS TRUST

                             515 North Flagler Drive
                            West Palm Beach, Florida

--------------------------------------------------------------------------------
LM CAPITAL INVESTMENTS TRUST, a Delaware business trust, is an open-end management investment company that currently offers shares through LM CAPITAL EVOLVING VENTURE FUND (the "Evolving Venture Fund") (the "Fund"). The Fund's investment objective is long term growth of capital. To achieve its objective , as a non-fundamental policy, the Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks of companies in "evolving stages of development," as defined in the Prospectus to the Fund. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus dated _______________, 1998 (the "Prospectus"), pursuant to which the Evolving Venture Fund, is offered. Please retain this document for future reference.

--------------------------------------------------------------------------------
To obtain the Prospectus please call the Funds at 1-800-37-LMCAP
--------------------------------------------------------------------------------
                                Table of Contents
                                -----------------
                                                                        Page No.
                                                                        --------

Investment Strategies and Risks................................................
Investment Restrictions........................................................
Portfolio Transactions and Brokerage...........................................
Computation of Net Asset Value.................................................
Performance Calculation........................................................
Additional Purchase and Redemption Information.................................
Tax Matters....................................................................
The Management of the Fund.....................................................
Investment Adviser and Advisory Agreements.....................................
Distribution Agreement and  Marketing Plan  ...................................
Description of the Fund........................................................
Financial Statements...........................................................


Investment Adviser
------------------
LM Capital Corporation

Distributor
-----------
LM Capital Securities, Inc.

Custodian
---------

Star Bank


Transfer Agent
--------------

Countrywide


Counsel
-------
Kramer, Levin, Naftalis & Frankel

Independent Accountants
-----------------------




Dated: ___________,  1998

                         INVESTMENT STRATEGIES AND RISKS
                         -------------------------------


NON-FUNDAMENTAL INVESTMENT STRATEGIES AND RISKS APPLICABLE TO   THE FUND

         The Fund has adopted the following non-fundamental investment polices which may be changed by vote of the Board of Trustees.

         1. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities in an amount up to 33-1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. The borrower at all times during the loan must maintain with the lending Fund cash or cash equivalent collateral equal in value at all times to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral. Loans are subject to termination at the option of the lending Fund or the borrower at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights, such as voting rights and subscription rights. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. There is the risk of failure by the borrower to return the securities involved in such transaction.

         2. REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and such Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. The Fund's risk is limited to the ability of the seller to pay the agreed-upon sum upon the delivery date. When the Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to the amount of the purchase price. Repurchase agreements can be considered loans as defined by the Investment Company Act of 1940, as amended (the "1940 Act") collateralized by the underlying securities. The return on the collateral may be more or less than that from the repurchase agreement. The securities underlying a repurchase agreement will be marked to market every business day and the value of the collateral maintained will at least equal to the value of the loan, including the accrued interest earned. In evaluating whether to enter into a repurchase agreement, the creditworthiness of the seller will be carefully considered. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

         3. ILLIQUID SECURITIES. The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) participation interests in loans that are not subject to puts, and
(c) repurchase agreements not terminable within seven days.


         4. RESTRICTED SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers.


          The Fund may invest up to 15% of its total assets in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering".
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The Investment Adviser will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Fund's Trustees. In reaching liquidity decisions, the Investment Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         5. U.S. GOVERNMENT SECURITIES. The Fund may purchase securities of the U.S. Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Bank, the Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         6. "WHEN-ISSUED" AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. Although the Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or, for delivery pursuant to options contracts the Fund has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Fund does not intend to make such purchases for speculative purposes. Such securities may bear interest at a lower rate than longer-term securities. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security and involve a risk of loss if the value of the security declines prior to the settlement date. During the period between commitment by the Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation; the value at delivery may be less than the purchase price. The Fund will maintain a segregated account with its custodian, consisting of cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made.

         The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when- issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received, in determining its net asset value. If the Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         When-issued transactions and forward commitments allow the Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. Changes in interest rates before settlement in a direction other than that expected by the Investment Adviser will affect the value of such securities and may cause a loss to the Fund.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO THE  EVOLVING VENTURE  FUND

         7. FORWARDS, FUTURES AND OPTIONS.

         PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase covered put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

          The Fund may also purchase covered call options to hedge against an increase in prices of securities it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transactions costs, but it limits the loss it will suffer if the security declines in value to such premium and transaction costs.

         The Fund may also purchase put or call options on futures contracts or stock index futures contracts. Futures contracts and stock index futures contracts are described below.

         WRITING COVERED CALL OPTIONS ON SECURITIES. The Fund may write covered call options on optionable securities of the types in which they are permitted to invest from time to time as determined appropriate in seeking to attain its objective. Call options written by the Fund gives the holder the right to buy the underlying securities from the Fund at a stated exercise price.

          The Fund will receive a premium for writing a covered call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a covered call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

          The Fund may terminate an option that it has written prior to the option's expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

         FUTURES CONTRACTS. The Fund may enter into futures contracts. The purpose of entering into a futures contract is to protect the Fund from fluctuations in the value of its portfolio securities or to hedge against an increase in prices of certain securities without necessarily buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of the Fund's assets. No consideration is paid or received by the Fund upon entering into a futures contract. Upon entering into a futures contract, the Fund will be required to deposit in a segregated account with its custodian an amount of cash or cash equivalents, such as U.S. Government securities or high grade debt obligations, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of Fund management to predict correctly movements in the price of the securities or currencies underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities and movements in the price of the securities which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.


         Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund's securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         If the Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance. In addition, in such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

          The Fund may not enter into futures transactions if the sum of the amount of initial margin deposits on its existing futures contracts would exceed 5% of the fair market value of the Fund's total assets. The Fund will not use leverage when it enters into long futures contracts and for each such long position the Fund will deposit cash or cash equivalents, such as U.S. Government securities or high grade debt obligations, having a value equal to the underlying commodity value of the contract as collateral with its custodian in a segregated account.

         STOCK INDEX FUTURES CONTRACTS. The Fund may enter into stock index futures contracts. The Fund will enter into these transactions for bona fide hedging purposes, i.e., in order to hedge against changes in prices of the Fund's securities. A stock index futures contract is an agreement pursuant to which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. If general stock market prices are expected to rise, the Fund might purchase a stock index futures contract as a hedge against an increase in prices of particular equity securities it wanted ultimately to buy. If in fact the stock index did rise, the price of the equity securities intended to be purchased might also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract resulting from the increase in the index. On the other hand, if general stock market prices are expected to decline, the Fund might sell a futures contract on the index. If that index did in fact decline, the value of some or all of the equity securities held by the Fund might also be expected to decline, but that decrease would be offset in part by the increase in the value of the futures contract. Transactions are covered by owning or having the right to acquire corresponding securities or by maintenance of a cash segregated account pursuant to applicable provisions and staff interpretations of the 1940 Act. For a discussion of the general treatment and risks related to futures contracts, see "Futures Contracts" in this Statement of Additional Information.

         FORWARD CONTRACTS. The Fund may enter into foreign currency exchange contracts ("forward contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A forward contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a forward contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. There is a risk that use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Investment Adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

          The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Investment Adviser believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Status" below for a discussion of the tax treatment of foreign currency exchange contracts.


          The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a forward contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

          The Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

         The Fund's custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross hedges. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.


         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a forward contract.

         Although the Fund value its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


         ADDITIONAL RISK FACTORS ASSOCIATED WITH FORWARDS, FUTURES AND OPTIONS. In addition to any risk factors which may be described above, the following sets forth certain information regarding the potential risks associated with the Fund's futures and options transactions and forward contracts.


         Risk of Imperfect Correlation. The Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of the Fund's portfolio. If the values of the portfolio securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid and extreme fluctuations resulting from changes in the value of a small number of securities. The Fund would, however, effect transactions in such futures or options only for hedging purposes (or to close out open positions).

         The trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that the Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the Fund.

         The Fund will purchase or sell futures contracts or options only if, in the Investment Adviser's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the Fund's portfolio for the hedge to be effective. There can be no assurance that the Investment Adviser's judgment will be accurate.


         Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.


         The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indexes involve the risk that if the Investment Adviser's investment judgment concerning the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.


         Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Investment Adviser does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund's portfolio.

         Restrictions on the Use of Futures and Option Contracts. Commodity Futures Trading Commission regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in the Fund's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions.

          8. FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in foreign securities offer potential benefits not available solely through investment in securities of domestic issuers. Foreign securities offer the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Currently, direct investment in equity securities in certain countries is restricted, and investments may only be made through a limited number of approved vehicles. At present this includes investment in listed and unlisted investment companies, subject to limitations under the 1940 Act. Investment in these closed-end funds may involve the payment of additional premiums to acquire shares in the open-market and the yield of these securities will be reduced by the operating expenses of such companies. In addition, investors should recognize that they will bear not only their proportionate share of the expenses of the Fund, but also indirectly bear similar expenses of the underlying closed-end fund. Also, as a result of the Fund's policy of investing in closed-end mutual funds, investors in the Fund may receive taxable capital gains distributions to a greater extent than if the investor had invested directly in the underlying closed-end fund.

         Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its investors.

         Depository receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depository receipts include: American Depository Receipts (ADRs), which are typically designed for U.S. investors. The ADR securities are held either in physical form or in book entry form; European Depository Receipts (EDRs), which are similar to ADRs, but may be listed and traded on a European exchange as well as in the U.S. Typically, these securities are traded on the Luxembourg exchange in Europe; and Global Depository Receipts
(GDRs), which are similar to EDRs, although they may be held through foreign clearing agents, such as Euroclear and other foreign depositories. All depository receipts will be considered foreign securities for purposes of the Fund's investment limitation concerning investment in foreign securities.

          9. SHORT-TERM INVESTMENTS. The Fund may invest in short-term securities. During those times when substantially all of Fund's assets should be invested in equity securities, all or part of the Fund's assets may be invested temporarily in short-term investments. Under normal market conditions, it is expected that investments in such short-term instruments may range from zero (fully invested) to 30% of the Fund's assets. However, when in the Investment Adviser's opinion, economic or market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in such securities. The short-term investments that may be purchased by the Fund consist of high quality debt obligations maturing in one year or less from the date of purchase, such as U.S. Government securities, certificates of deposit, bankers' acceptances and commercial paper. High quality means the obligations have been rated at least A-1 by S&P or Prime-1 by Moody's, or have an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Investment Adviser. Short-term investments also include repurchase agreements with respect to the high quality debt obligations listed above. See "Repurchase Agreements" above.

          10. SHORT SALES. The Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.


                             INVESTMENT RESTRICTIONS
                             -----------------------

         Investment restrictions are fundamental and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The following are the Fund's investment restrictions set forth in their entirety. Investment policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.


INVESTMENT RESTRICTIONS


          The Fund may not:

         1. Issue senior securities, except that the Fund may borrow up to 33 1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. The Fund may pledge its assets to secure such borrowings.


         2. Invest 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. Government Securities.

         3. Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities which are secured by real estate or commodities, and securities of companies which invest or deal in real estate or commodities.

         4. Make loans, except through repurchase agreements to the extent permitted under applicable law.

         5. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

INVESTMENT POLICIES



          The Fund may not:


         1. Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

         2.  Purchase  or  otherwise  acquire  the  securities  of any  open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

         3. Purchase or retain securities of any issuer (other than the shares of the Fund) if to the Fund's knowledge, those officers and Trustees of the Fund and the officers and directors of LM Capital, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

          4. Invest directly in oil, gas or other mineral exploration or development programs or leases; provided, however, that if consistent with the objective of the Fund, the Fund may purchase securities of issuers whose principal business activities fall within such areas.


         Percentage restrictions apply at the time of acquisition and any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------


         Most orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by LM Capital Corporation ("LM Capital" or the "Investment Adviser") subject to the supervision of LM Capital Investments Trust and the Trustees and pursuant to authority contained in the investment advisory agreement (the "Advisory Agreement") between the Fund and the Investment Adviser. The Investment Adviser will select brokers who will purchase and sell all the securities of the Fund. In selecting brokers or dealers, the Investment Adviser will consider various relevant factors, including, but not limited to the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer's execution services rendered on a continuing basis and the reasonableness of any commissions.

         In addition to meeting the primary requirements of execution and price, brokers or dealers may be selected who provide research services, or statistical material or other services to the Fund, to the Investment Adviser for the Fund's use, which in the opinion of the Trustees, are reasonable and necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to the Investment Adviser. Such allocation shall be in such amounts as the Investment Adviser shall determine and the Investment Adviser will report to the Trustees on the allocation of brokerage for such services.

         The receipt of research from broker-dealers may be useful to the Investment Adviser in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of the Investment Adviser's other clients may be useful to the Investment Adviser in carrying out its obligations to the Fund. The receipt of such research may not reduce the Investment Adviser's normal independent research activities.

         Brokers or dealers who execute portfolio transactions on behalf of the Fund may receive commissions which are in excess of the amount of commissions which other brokers or dealers would have charged for effecting such transactions; provided, the Investment Adviser determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or the Investment Adviser's overall responsibilities to the Fund.

         The Trustees have adopted certain procedures incorporating the standards of Rule 17e-1 issued under the 1940 Act which requires that the commissions paid the Distributor or to a Subadviser or an affiliated broker-dealer must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 and the procedures also contain review requirements and require the Investment Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews.

         The Investment Adviser is authorized, subject to best price and execution, to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds and is authorized to use LM Capital Securities (the "Distributor"), as later described, or an affiliated broker-dealer on an agency basis, to effect a substantial amount of the portfolio transactions which are executed on the New York or American Stock Exchanges, regional exchanges where relevant, or which are traded in the over-the-counter market. Any profits resulting from brokerage commissions earned by the Distributor as a result of transactions on behalf of the Fund will accrue to the benefit of the shareholders of the Distributor who are also shareholders of the Investment Adviser. The Management Agreement does not provide for any reduction in the management fee as a result of profits resulting from brokerage commissions effected through the Distributor.

         It may happen that the same security will be held by other clients of the Investment Adviser. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by the Investment Adviser to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund.



                         COMPUTATION OF NET ASSET VALUE
                         ------------------------------


         The net asset value of the Fund is determined at the close of trading on the New York Stock Exchange (currently at 4:00 p.m. New York time), on each day that the New York Stock Exchange is open for business and on such other days as there is sufficient trading in the Fund's securities to affect materially the net asset value per share of the Fund. The Fund will be closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


         When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities will be valued at the last available bid price. Securities for which reliable quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Trustees of the Fund.

         Money market instruments with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60-day period that this amortized cost value does not represent fair market value.

         All liabilities incurred or accrued are deducted from the Fund's total assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         Orders received by dealers prior to 4: 00 P.M. (New York time) will be confirmed at the net asset value computed that day, provided the order is received by the Fund's Transfer Agent prior to 4: 00 P.M. on that day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after 4: 00 P.M. will be confirmed at the next computed offering price.



                             PERFORMANCE CALCULATION
                             -----------------------


         For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:


           P(1 + T)^n   =  ERV
           Where:          P = a hypothetical initial payment of $1,000
                           T = average annual total return
                           n = number of years (1, 5 or 10)
                 ERV       = ending  redeemable  value of a hypothetical  $1,000
                           payment, made at the beginning of the 1,5 or 10 year period, at the end of such period (or fractional portion thereof.)


         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods ended on the date of the most recent balance sheet included in the registration statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

          All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------


         The Fund has elected to be governed by Rule 18f-1 of the 1940 Act, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its sole option, redeem the excess in cash or in portfolio securities. Such securities would be selected solely by the Fund and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.

         A complete description of the manner by which the Fund's shares may be purchased and redeemed appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares", respectively.



                                   TAX MATTERS
                                   -----------


         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.



QUALIFICATION AS A REGULATED INVESTMENT COMPANY

          The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256, will generally be treated as ordinary income or loss.

         Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to the Fund's shareholders.

         In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings (and Treasury Regulations now provide) that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section 1256.

         The Evolving Venture Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund each year will have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (i) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC,
(ii) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (iii) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (A) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (B) interest on the amount determined under clause (A) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (iv) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.


         Under recently proposed Treasury Regulations , the Fund could elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the electing Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.


         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument.

         If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.



EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).


          The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.



FUND DISTRIBUTIONS


          The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for Federal income tax purposes. Such dividends paid by the Evolving Venture Fund, however, may qualify for the 70% dividends-received deduction for corporate shareholders to the extent discussed below.

          The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of "small business" stock will be subject to tax.

         Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Evolving Venture Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c) (3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or
(ii) by  application  of  Code  Section  246(b)  which  in  general  limits  the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. For purposes of the corporate AMT and the environmental super fund tax (which are discussed above), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.


         Investment income that may be received by the Evolving Venture Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. Federal Income Tax consequences of distributions made (or deemed made) during the year.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient".



SALE OR REDEMPTION OF SHARES


         A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (i) incurs a sales load in acquiring shares of the Fund, (ii) disposes of such shares less than 91 days after they are acquired and
(iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS


         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

         If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. Federal Income Tax at the rates applicable to U.S.

citizens or domestic corporations.


         In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. Federal Income Tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.



EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. Federal Income Tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. Federal Income Taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                           THE MANAGEMENT OF THE FUNDS


         The  overall  management  of the  business  and  affairs of the Fund is vested in LM Capital Investments' Board of Trustees. The Board of Trustees approves all significant agreements between LM Capital Investments, on behalf of the Fund, and persons or companies furnishing services to the Fund, including the Fund's Advisory Agreement with LM Capital, the Fund's agreement with LM Capital Securities regarding distribution of the Fund's shares, the agreement with ____________________ as the custodian and the agreement with ____________________ as the transfer agent. The day-to-day operations of the Fund are delegated to the officers of LM Capital Investments and to LM Capital, subject always to the objective and policies of the Funds and to the general supervision of LM Capital Investments' Board of Trustees. The following are biographies of LM Capital Investments' Board of Trustees and officers:


         LESLIE M. CORLEY* - President, Chief Executive Officer and Chief Investment Officer. Mr. Corley currently serves as LM Capital's Chief Executive and Chief Investment Officer, positions that he has held since he founded the company in 1988. Mr. Corley has over 25 years of experience in the investment industry, spanning investment management, corporate finance, and strategic planning. Prior to the creation of LM Capital, he spent seven years with Kelso & Company, a company that specializes in leveraged buyouts. While a general partner at Kelso & Company, Mr. Corley chaired its Executive Committee and developed the investment criteria followed in completing more than two dozen buyouts valued at approximately $4 billion. As lead partner, he personally directed eleven buyouts valued at over $1.5 billion. Early in his career, Mr. Corley worked with Peter Lynch at Fidelity Investments in Boston for five years as an analyst in the firm's investment research department. Mr. Corley earned a BS Degree with High Honors in
         Aeronomical and Astronomical Engineering from the University of Illinois and an MBA from the Harvard Graduate School of Business Administration. Mr. Corley is currently Chairman of the board of directors of Convenience Corporation of America, Inc. (the second largest U.S. 7-Eleven licensee), and serves on the boards of directors of d'essence Designer Fragrances, LLC, the National Association of Investment Companies, LM Foods, Inc., Roberts Brothers, Inc., and the Urban League of Palm Beach County.


         RICARDO CORLEY* - Vice President & Assistant Portfolio Manager. Mr. Corley is an assistant portfolio manager of the Fund and has been a senior executive with LM Capital since its inception in 1988. He is also responsible for monitoring and directing the firm's closely held portfolio investments. Mr. Corley serves on the board of directors of LM Capital Corporation, LM Capital Securities, Inc., Roberts Brothers, Inc., and LM Foods, Inc. He also serves as director of the African American Chamber of Commerce of Polk County, Florida and as a director of the Central Florida Development Council. Mr. Corley earned an Associate of Arts degree from Olive Harvey City College.

         LOUIS J. GANEM - Trustee of the Fund. Mr. Ganem started his career in the investment industry in the late 1950's with IDS. In the late 1960's he joined A.G. Edwards, and from 1991 until he retired in 1996, he served as Assistant National Sales Manager for John Hancock Mutual Funds. Prior to that he was President of Sales & Marketing for American Funds which was acquired by John Hancock Mutual Funds in 1991. He is a graduate of St. Bonaventure University and holds a B.S. in Economics.

         JOHN HALL - Trustee of the Fund. Since 1992, Mr. Hall has been the Vice-President of minority business and economic development, with a principal focus on the needs of emerging black-owned firms based in Dade County Florida, at The Beacon Council, an organization located in Miami, Florida. His responsibilities include designing and managing the $10 million Hurricane Andrew Small Business Emergency Bridge Loan Program. Mr. Hall is also responsible for managing the

         NETWORK 100 Project, the NETWORK 10 Project, and the Network Venture Capital Fund. Mr. Hall has a B.S. degree from Howard University and an MBA from Harvard Business School.

         J. BRUCE LLEWELLYN - Director of the Funds. Mr. Llewellyn currently serves as the Chairman and CEO of the Philadelphia Coca-Cola Bottling Company, The Coca-Cola Bottling Company of Wilmington, Inc., Queen City Broadcasting, parent of the ABC network television affiliate in Buffalo, N.Y. and Garden State Cablevision, Inc., one of the largest cable television systems in the country. He also serves on the boards of directors of Chemical Banking Corp., Adolf Coors Brewing Company, C-Span, Essence Communications, Inc., QVC Network Inc., International Peace Academy, Museum of Television and Radio, New York Law School, and New York Medical College. Mr. Llewellyn has previously served as a regional director of the Small Business Administration, Deputy Commissioner of Housing for the City of New York, and President of OPIC (Overseas Private Investment Corporation), and prior to that he worked in the New York City District Attorney's office and was a partner in his own law firm. Mr. Llewellyn earned a Bachelor degree from the City University of New York, a juris doctor degree from New York Law School, an MBA from Columbia University, and a degree in public administration from New York University.


---------

         * Indicates an "Interested Person" as defined in the Investment Company Act of 1940, as amended.



         As of the date of this Statement of Additional Information, the Board of Trustees [and officers of the Funds], as a group, owned of record ____% of the Fund's outstanding Shares.



                   INVESTMENT ADVISER AND ADVISORY AGREEMENTS
                   ------------------------------------------


         LM Capital, 515 North Flagler Drive, West Palm Beach, Florida 33401, serves as the investment adviser to the Fund pursuant to an Advisory Agreement, dated as of ______, 1997 (the "Advisory Agreement"). LM Capital provides investment management and financial advisory services, including causing the purchase and sale of securities in the Fund's portfolios subject at all times to the policies set forth by the Board of Trustees, and is registered with the SEC under the 1940 Act. Under the terms of the Advisory Agreement, LM Capital supervises all aspects of the Fund's operations and provides investment advisory services to the Fund.

         Pursuant to the Advisory Agreement, LM Capital is paid a monthly fee calculated at an annual rate of 1.00% of the Evolving Venture Fund's average daily assets. The fee for the Fund is accrued daily for the purposes of determining the offering and redemption price of the Fund's shares.

         Other than those expenses specifically assumed by LM Capital or the Fund's distributor, the Fund pays, under the terms of the Advisory Agreement, the cost of all of their expenses including the pro rata costs incurred in connection with the Fund's maintenance of its registration under the Securities Act, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Board of Trustees and shareholder meetings.




                    DISTRIBUTION AGREEMENT AND MARKETING PLAN
                    -----------------------------------------

DISTRIBUTION AGREEMENT


         The Fund has entered into a Distribution Agreement dated _____________, 1997 with LM Capital Securities, a __________ corporation organized on ___________, 19__ and an affiliate of LM Capital. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor is reimbursed for distribution expenses under the Distribution and Service Plan described below. Promotional and administrative expenses, including printing prospectuses used in connection with the offer and sale of shares, which are not paid pursuant to the Distribution and Service Plan described below, are to be paid by the Distributor without reimbursement by the Fund.

DISTRIBUTION AND SERVICE PLAN


         The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") whereby the Fund, either directly or through the Distributor, may make payments periodically (i) to the Distributor or to any broker-dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc. and who has entered into a selected dealer agreement with the Distributor, [(ii) to other persons or organizations who have entered into shareholder processing and servicing agreements with the Fund, with respect to the Fund's shares owned by shareholders] for which such broker is the dealer or holder of record or such servicing agent has a servicing relationship and
(iii) for advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature. The Rule 12b-1 Plan may pay for certain overhead expenses of the Distributor which may include salaries and benefits of salespersons, training, stationery, travel and meeting expenses, supplies, communications and seminars. Such payments will be reviewed quarterly by the Trustees and based on their good faith determination that the amounts and purposes of such payments for services are fair and reasonable, the Distributor will be reimbursed for such expenses. These expenses may not exceed .50% per annum of the Fund's average daily net assets.

         The Rule 12b-1 Plan and related agreements were approved on ___________, 1996 by the Trustees including all of the "Qualified Trustees" (Trustees who are not "interested" persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement). The Rule 12b-1 Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. In approving the Rule 12b-1 Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees) considered various factors and determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its shareholders. The Rule 12b-1 Plan may not be amended to increase materially the amount to be spent by the Fund under the Rule 12b-1 Plan without shareholder approval, and all material amendments to the provisions of the Rule 12b-1 Plan must be approved by a vote of the Trustees and of the Qualified Trustees, cast in person at a meeting called for the purpose of such vote. During the continuance of the Rule 12b-1 Plan, LM Capital Investments Trust. will report in writing to the Trustees quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Rule 12b-1 Plan. Further, during the term of the Rule 12b-1 Plan, the selection and nomination of those Trustees who are not "interested" persons of the Fund must be committed to the discretion of the Qualified Trustees. The Rule 12b-1 Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of the Fund's outstanding voting shares or by the Fund's Trustees and (b) by the vote of a majority of the Qualified Trustees.

         Provided that the Rule 12b-1 Plan continues in effect, any cumulative expenses incurred by the Distributor on or after __________, 1997, but not yet reimbursed by the Fund, may be reimbursed through future distribution fees from the Fund. If the Rule 12b-1 Plan is terminated or discontinued in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the date the Rule 12b-1 Plan is terminated.

                           SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan. In accordance with the Shareholder Servicing Plan, the Fund may enter into Shareholder Service Agreements under which it pays fees of up to .25% of the average  daily net assets for fees  incurred  in  connection  with the  personal service and maintenance of accounts holding the shares of the Fund. Such agreements are entered into between the Fund and various shareholder servicing agents, including the Distributor and its affiliates, and other financial institutions and securities brokers (each, a "Shareholder Servicing Agent"). Among the services provided by Shareholder Servicing Agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request. Shareholder Servicing Agents may periodically waive all or a portion of their respective shareholder servicing fees.


                             DESCRIPTION OF THE FUND
                             -----------------------

Organization and Description of Shares


         LM Capital Investments Trust. was organized under the laws of the State of Delaware on January 21, 1994. The Trust Instrument authorizes the Board of Trustees to issue an aggregate one billion shares of stock, par value $.___ per share. LM Capital Investments presently has one series of shares which represent interest in the Evolving Venture Fund. LM Capital Investments' Trust Instrument authorize the Board of Trustees to classify or reclassify any unissued shares into one or more additional series or classes.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of LM Capital Investments, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund.

         Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, and
(ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. [In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund or by vote of the holders of two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of the Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


                              FINANCIAL STATEMENTS
                              --------------------


         Shareholders will receive reports semi-annually showing the investments of the Fund and other information. In addition, shareholders will receive annual financial statements audited by the Fund's independent accountants.

                                   APPENDIX A

         COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.
Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Commercial paper rated B is regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. Commercial paper rated D represents an issue either in default or expected to be in default upon maturity.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained. Issuers rated Not Prime do not fall within any of the Prime rating categories.

CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Ca are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP (S&P)

AAA: Debt rated AAA has the highest rating assigned by the S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only to a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition of debt service payments are jeopardized.

Note: Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated Aa, A or Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

PREFERRED STOCK RATINGS

         The following summarizes the three highest ratings used by Moody's for preferred stock:

                  "aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

                  "aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

                  "a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

                  The following summarizes the three highest ratings used by S & P for preferred stock:

                  "AAA" This is the highest rating that may be assigned by S & P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

                  "AA" A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

                  "A" An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                            PART C. OTHER INFORMATION
                            -------------------------

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

          (a)            Financial statements.

             In Part A:

                         None

             In Part B:

                         To be filed at a later date.

             In Part C:

                         None.

          (b)            Exhibits


             EX-99.B1      (a)       Certificate of Trust is filed herewith.

                           (b)       Trust Instrument is filed herewith

             EX-99.B2                By-laws of Registrant  are filed herewith.

             EX-99.B3                None.

             EX-99.B4                To be filed at a later date.

             EX-99.B5                To be filed at a later date.

             EX-99.B6                To be filed at a later date.

             EX-99.B7                None.

             EX-99.B8                To be filed at a later date.

             EX-99.B9                To be filed at a later date.

             EX-99.B10               To be filed at a later date.

             EX-99.B11     (a)       Consent  of   Kramer,   Levin,
                                     Naftalis & Frankel,  counsel for the
                                     Registrant is filed herewith.


                           (b)       To be filed at a later date.


             EX-99.B12               None.

             EX-99.B13               To be filed at a later date.

             EX-99.B14               None.

             EX-99.B15               To be filed at a later date.

             EX-99.B16               To be filed at a later date.

             EX-99.B17               None.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
         -------------------------------------------------------------

                  None.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES
         -------------------------------


                 Title of Class; Shares            Number of Record Holders
                   ($0.001 par value)               as of  December  24, 1997
                                                   --------------------------


           LM Capital Evolving  Venture  Fund                 0



ITEM 27. INDEMNIFICATION
         ---------------


         Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, filed as Exhibit 99.B2 hereto, provides for the indemnification of Registrant's Trustee and Officers, as follows:

         "SECTION 10.02  INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
         ----------------------------------------------------

         LM Capital Corporation provides management services to the Registrant and its series.

ITEM 29. PRINCIPAL UNDERWRITERS
         ----------------------

         (a) not applicable

         (b) The following information is furnished with respect to the officers
and  directors  of  LM  Capital   Securities,   Inc.,   Registrant's   principal
underwriter:


Name and Principal           Position and Offices with     Position and Offices
Business Address             Principal Underwriter            with Registrant
----------------             ---------------------            ---------------


Leslie M. Corley             Chief Executive Officer             President
515 North Flagler Drive
West Palm Beach, Florida
33401

Ricardo Corley               Chief Financial Officer             Treasurer
515 North Flagler Drive
West Palm Beach, Florida
33401




                  (c)      not applicable


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         --------------------------------


         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202.



ITEM 31. MANAGEMENT SERVICES
         -------------------

         Not applicable.

ITEM 32. UNDERTAKINGS
         ------------

         (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.


         (2) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Weat Palm Beach, and the State of Florida on this 24th day of December, 1997.

                                            LM CAPITAL INVESTMENTS TRUST


                                            By: /s/Leslie M. Corley
                                                -------------------
                                                   Leslie M. Corley
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                     Title                     Date
     ---------                     -----                     ----



/s/Ricardo Corley                Treasurer               December 24, 1997
-----------------
   Ricardo Corley



                                 Trustee
------------------
   Bruce Llewellyn


/s/Louis J. Ganem                Trustee                 December 24, 1997
-----------------
   Louis J. Ganem


/s/John Hall                     Trustee                 December 24, 1997
-----------------
   John Hall

                                  EXHIBIT INDEX



EX-99.B1(a)       Certificate of Trust

EX-99.B1(b)       Trust Instrument

EX-99.B2          By-laws

EX-99.B11(a)      Consent of Kramer, Levin, Naftalis & Frankel, counsel for the
                  Registrant